Average Annual Total Returns - VY T Rowe Price Growth Equity Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P 500® Index 1 Yr		Class ADV S&P 500® Index 5 Yrs		Class ADV S&P 500® Index 10 Yrs		Class ADV S&P 500® Index Since Inception	Class ADV Russell 1000® Growth Index 1 Yr		Class ADV Russell 1000® Growth Index 5 Yrs		Class ADV Russell 1000® Growth Index 10 Yrs		Class ADV Russell 1000® Growth Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P 500® Index 1 Yr		Class I S&P 500® Index 5 Yrs		Class I S&P 500® Index 10 Yrs		Class I S&P 500® Index Since Inception	Class I Russell 1000® Growth Index 1 Yr		Class I Russell 1000® Growth Index 5 Yrs		Class I Russell 1000® Growth Index 10 Yrs		Class I Russell 1000® Growth Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P 500® Index 1 Yr		Class S S&P 500® Index 5 Yrs		Class S S&P 500® Index 10 Yrs		Class S S&P 500® Index Since Inception	Class S Russell 1000® Growth Index 1 Yr		Class S Russell 1000® Growth Index 5 Yrs		Class S Russell 1000® Growth Index 10 Yrs		Class S Russell 1000® Growth Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P 500® Index 1 Yr		Class S2 S&P 500® Index 5 Yrs		Class S2 S&P 500® Index 10 Yrs		Class S2 S&P 500® Index Since Inception	Class S2 Russell 1000® Growth Index 1 Yr		Class S2 Russell 1000® Growth Index 5 Yrs		Class S2 Russell 1000® Growth Index 10 Yrs		Class S2 Russell 1000® Growth Index Since Inception
Total	36.00%	18.53%	16.23%		Dec. 10, 2001	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]	36.68%	19.12%	16.82%		Nov. 28, 2097	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]	36.36%	18.82%	16.52%		Dec. 10, 2001	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]	36.13%	18.64%	16.35%		Feb. 27, 2009	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	38.49%	[1]	21.00%	[1]	17.21%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.